Note 22 Deposits from banks (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 34,406	€ 40,039	€ 26,935	[1]
SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		4,693	4,585	2,709
MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,185	1,431	1,587
TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,162	587	672
South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,963	2,659	3,095
Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		17,832	25,097	8,226
Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		4,570	5,681	10,645
Demand Deposits [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		6,977	6,629	11,434
Demand Deposits [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,039	1,252	1,215
Demand Deposits [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		973	789	855
Demand Deposits [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		158	16	10
Demand Deposits [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		577	416	844
Demand Deposits [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,942	3,011	3,613
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,289	1,145	4,897
Time deposits and other [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[2]	15,049	12,871	11,787
Time deposits and other [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[2]	3,116	2,434	1,429
Time deposits and other [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[2]	981	642	732
Time deposits and other [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[2]	2,002	535	633
Time deposits and other [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[2]	2,387	2,242	2,251
Time deposits and other [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[2]	3,313	2,742	2,944
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[2]	3,250	4,277	3,797
Deposits from banks repurchase agreements
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		12,380	20,539	3,714
Deposits from banks repurchase agreements | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		538	899	67
Deposits from banks repurchase agreements | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		231	0	0
Deposits from banks repurchase agreements | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2	37	29
Deposits from banks repurchase agreements | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	0	0
Deposits from banks repurchase agreements | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		11,578	19,344	1,669
Deposits from banks repurchase agreements | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 31	€ 259	€ 1,949

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) Subordinated deposits are included amounting to €48, €35 and €24 million as of December 31, 2024, 2023 and 2022, respectively.